UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21172

DWS RREEF Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS RREEF Real Estate Fund, Inc.

(formerly Scudder RREEF Real Estate Fund, Inc.)

	Shares	Value ($)

Common Stocks 110.6%
Apartments 16.1%
American Campus Communities, Inc. (REIT) (a)	736,602	19,085,357
Apartment Investment & Management Co. "A" (REIT)	534,600	25,072,740
AvalonBay Communities, Inc. (REIT)	171,600	18,721,560
GMH Communities Trust (REIT)	305,500	3,556,020
Home Properties, Inc. (REIT)	62,300	3,183,530

		69,619,207
Diversified 4.6%
iStar Financial, Inc. (REIT)	521,600	19,966,848

Health Care 9.5%
National Health Realty, Inc. (REIT)	72,100	1,436,232
Senior Housing Properties Trust (REIT)	613,700	11,107,970
Ventas, Inc. (REIT)	868,800	28,826,784

		41,370,986
Hotels 10.0%
Canyon Ranch Holdings LLC (REIT) (Units)	230,400	6,049,813
DiamondRock Hospitality Co. (REIT)	471,000	6,504,510
Eagle Hospitality Properties Trust, Inc. (REIT)	352,900	3,557,232
Hersha Hospitality Trust (REIT)	535,300	5,240,587
Strategic Hotels & Resorts, Inc. (REIT)	690,900	16,084,152
Winston Hotels, Inc. (REIT)	504,600	5,737,302

		43,173,596
Industrial 10.6%
First Industrial Realty Trust, Inc. (REIT)	376,200	16,059,978
Liberty Property Trust (REIT)	633,900	29,894,724

		45,954,702
Office 26.2%
American Financial Realty Trust (REIT)	1,048,800	12,218,520
Digital Realty Trust, Inc. (REIT)	409,500	11,535,615
Duke Realty Corp. (REIT)	227,800	8,645,010
Equity Office Properties Trust (REIT)	257,100	8,633,418
Glenborough Realty Trust, Inc. (REIT)	248,100	5,396,175
Highwoods Properties, Inc. (REIT)	481,500	16,240,995
HRPT Properties Trust (REIT)	1,254,971	14,733,360
Lexington Corporate Properties Trust (REIT)	659,100	13,742,235
Mack-Cali Realty Corp. (REIT)	468,800	22,502,400

		113,647,728
Other 2.0%
Crystal River Capital 144A	167,500	4,132,057
Deerfield Triarc Capital Corp. (REIT)	337,500	4,552,875

		8,684,932
Regional Malls 17.7%
Feldman Mall Properties, Inc. (REIT)	436,300	5,344,675
Glimcher Realty Trust (REIT)	1,024,050	29,083,020

Simon Property Group, Inc. (REIT)	419,597	35,304,892
The Macerich Co. (REIT)	91,000	6,729,450

		76,462,037
Shopping Centers 9.0%
Heritage Property Investment Trust (REIT) (a)	518,900	20,543,251
Regency Centers Corp. (REIT)	274,000	18,410,060

		38,953,311
Storage 4.9%
Extra Space Storage, Inc. (REIT)	1,233,797	21,208,970

Total Common Stocks (Cost $313,082,757)		479,042,317

	Principal Amount ($)	Value ($)

Convertible Bond 1.0%

Hotels
MeriStar Hospitality Corp., 9.5%, 4/1/2010 (REIT) (Cost $4,000,000)	4,000,000	4,235,000

	Shares	Value ($)
Preferred Stocks 18.7%
Apartments 1.3%
Associated Estates Realty Corp., 8.7%, Series II (REIT)	221,000	5,635,500
Health Care 1.3%
LTC Properties, Inc., 8.0%, Series F (REIT)	225,000	5,662,125
Hotels 7.0%
Boykin Lodging Co., 10.5%, Series A (REIT)	84,600	2,218,635
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A (REIT)	176,800	4,497,350
Equity Inns, Inc., 8.75%, Series B (REIT)	498,000	12,839,087
Strategic Hotels & Resorts, Inc., 8.5%, 144A (REIT)	167,500	4,281,719
Strategic Hotels & Resorts, Inc., 8.25%, Series B	59,600	1,521,666
Sunstone Hotel Investors, Inc., 8.0%, Series A (REIT)	196,500	5,072,156
		30,430,613
Office 1.1%
Digital Realty Trust, Inc., 8.5%, Series A (REIT)	183,300	4,731,432

Regional Malls 1.0%
Taubman Centers, Inc., 8.0%, Series G (REIT)	170,747	4,374,538
Shopping Centers 6.9%
Cedar Shopping Centers, Inc., 8.875% (REIT)	150,000	4,022,250
Ramco-Gershenson Properties Trust, 9.5%, Series B (REIT)	208,000	5,408,000
The Mills Corp., 9.0%, Series C (REIT)	364,400	8,347,056
The Mills Corp., 8.75%, Series E (REIT)	190,000	4,284,500
Urstadt Biddle Properties, Inc., 8.5%, Series C (REIT)	75,000	7,823,437
		29,885,243
Storage 0.1%
Public Storage, Inc., 10.0%, Series A (REIT)	12,800	348,160

Total Preferred Stocks (Cost $79,934,659)		81,067,611
Other 3.6%
Innkeepers USA Trust (REIT) (Limited Partnership) (b) (Cost $8,662,729)	901,333	15,457,861

Cash Equivalents 0.6%
Cash Management QP Trust, 4.64% (c) (Cost $2,460,779)	2,460,779	2,460,779
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 408,140,924)	134.5	582,263,568
Other Assets and Liabilities, Net	2.5	10,609,343
Preferred Stock, at Redemption Value	(37.0)	(160,000,000)

Net Assets	100.0	432,872,911

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)

An affiliated Issuer. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the three months ended March 31, 2006, with companies which are or were affiliates is as follows:

Affiliate	Common Shares	Purchase Cost ($)	Sales (Cost) ($)	Realized Gain/(Loss) ($)	Dividend Income ($)	Value at March, 31, 2006 ($)
American Campus Communities, Inc. (REIT)	736,602	-	-	-	248,603	19,085,357
Heritage Property Investment Trust (REIT)	518,900	-	-	-	272,423	20,543,251
		-	-	-	521,026	39,628,608

(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

	Acquisition			As a % of
Restricted Security	Dates	Costs ($)	Value ($)	Net Assets
InnKeepers USA Trust	November 2002-
(REIT) (Limited Partnership)	December 2004	8,662,729	15,457,861	3.6

(c) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At March 31, 2006, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

Swaps 1.6%
1/14/2004 1/14/2008	40,000,000†	Fixed — 2.992%	USD — Floating LIBOR BBA	1,545,268
1/28/2003 1/28/2008	40,000,000†	Fixed — 3.247%	USD — Floating LIBOR BBA	1,395,336
1/28/2003 1/28/2010	40,000,000†	Fixed — 3.769%	USD — Floating LIBOR BBA	1,941,572
1/28/2003 1/28/2010	40,000,000†	Fixed — 4.258%	USD — Floating LIBOR BBA	2,218,776

Total net unrealized appreciation				7,100,952

Counterparty:

† UBS AG

LIBOR: Represents London InterBank Offered Rate

BBA: British Bankers’ Association

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006